Subsequent events (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Merit Functional Foods Corporation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate on loan		5.00%
Subsequent events [Member] | Merit Functional Foods Corporation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Additional capital loan advance	$ 3,159,558
Proceeds from cash injection	10,000,000
Subsequent events [Member] | Large Scale [Member] | Secured Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Secured loans received	10,000,000
Secured loans received, amount per tranche	$ 5,000,000
Interest rate on loan	8.00%
Commitment fee percentage	1.00%
Subsequent events [Member] | Nasdaq Stock Market LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum bid price of listed securities	$ 1
Closing bid price	$ 1